Goodwill (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	$ 0	$ 0
Cost to sell
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input	0.05
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,600,000	0
Additions		5,563,000
Adjustments (Note 5)	(102,000)
Effects of foreign exchange	(197,000)	37,000
Balance at end of period	$ 5,301,000	$ 5,600,000